Capital Management - Schedule of Net Gearing Ratios (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Gearing Ratios [Abstract]
Borrowings	$ 6,028,792	$ 3,972,648
Less: cash and bank balances	(1,000,284)	(956,975)
Net debt	5,028,508	3,015,673
Total Owner’s equity	$ 2,108,568	$ 2,565,237
Net gearing ratio	2.38%	1.18%